Financial Instruments - Summary of Financial Liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Financial Instruments
Trade payables	R$ 34,521		R$ 14,845
Financial instruments from acquisition of interests	33,940		25,097
Accounts payable to selling shareholders	1,216,232		181,381
Lease liabilities	25,857	R$ 20,089
Loans and financing	98,561		0
Financial liabilities	1,409,111		221,323
Financial liabilities at fair value through profit or loss
Financial Instruments
Financial instruments from acquisition of interests	33,940		25,097
Accounts payable to selling shareholders	328,668
Financial liabilities	362,608		25,097
At Amortized Cost
Financial Instruments
Trade payables	34,521		14,845
Accounts payable to selling shareholders	887,564		181,381
Lease liabilities	25,857
Loans and financing	98,561
Financial liabilities	R$ 1,046,503		R$ 196,226